November 1, 2005

VIA EDGAR SYSTEM

Securities and Exchange Commission
100 F. Street, N.E.
Washington, D.C. 20549

Re:	Hennessy Funds Trust File Nos. 033-52154 and 811-07168 Rule 497(j) Certification

Ladies and Gentlemen:

        The undersigned officer of Hennessy Funds Trust (the “Trust”) does hereby certify pursuant to Rule 497(j) promulgated under the Securities Act of 1933, as amended, that:

        1.        The form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 promulgated under the Securities Act of 1933, as amended, would not have differed from that contained in Post-Effective Amendment No. 17 to the Trust’s Registration Statement on Form N-1A filed by the Trust on October 27, 2005, which became effective on October 31, 2005. This is the most recent amendment to such Registration Statement.

        2.        The text of Post-Effective Amendment No. 17 was filed with the Securities and Exchange Commission by direct transmittal through the EDGAR system on October 27, 2005.

Very truly yours,
HENNESSY FUNDS TRUST
By: /s/ Neil J. Hennessy
Neil J. Hennessy
President